Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000219140
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%	18.35%
Without Sales Load [Member] | C000005463
Average Annual Return [Line Items]
Average Annual Return, Percent	30.99%		16.37%	16.14%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	18.41%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	12.55%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	21.52%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%